Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

March 31, 2020

VIPF2030-QTLY-0520
1.830294.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	668,292	$21,532,367
VIP Equity-Income Portfolio Initial Class (a)	1,282,722	22,704,171
VIP Growth & Income Portfolio Initial Class (a)	1,606,714	25,900,238
VIP Growth Portfolio Initial Class (a)	350,526	22,009,498
VIP Mid Cap Portfolio Initial Class (a)	274,205	6,331,388
VIP Value Portfolio Initial Class (a)	1,662,667	16,676,551
VIP Value Strategies Portfolio Initial Class (a)	993,049	8,172,794
TOTAL DOMESTIC EQUITY FUNDS
(Cost $116,228,311)		123,327,007

International Equity Funds - 31.9%
VIP Emerging Markets Portfolio Initial Class (a)	4,728,408	42,792,089
VIP Overseas Portfolio Initial Class (a)	4,233,705	78,154,189
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $124,309,637)		120,946,278

Bond Funds - 31.5%
Fidelity Inflation-Protected Bond Index Fund (a)	1,867,713	19,162,738
Fidelity Long-Term Treasury Bond Index Fund (a)	513,268	8,797,409
VIP High Income Portfolio Initial Class (a)	1,692,121	7,868,362
VIP Investment Grade Bond Portfolio Initial Class (a)	6,359,168	83,623,061
TOTAL BOND FUNDS
(Cost $115,742,855)		119,451,570

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $15,268,182)	15,268,182	15,268,182
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $371,548,985)		378,993,037
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,244)
NET ASSETS - 100%		$378,949,793

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,178,572	$1,881,893	$3,281,955	$18,985	$29,211	$355,017	$19,162,738
Fidelity Long-Term Treasury Bond Index Fund	10,995,285	1,038,960	5,378,610	63,498	824,441	1,317,333	8,797,409
VIP Contrafund Portfolio Initial Class	27,308,152	1,883,513	4,228,448	164,616	259,197	(3,690,047)	21,532,367
VIP Emerging Markets Portfolio Initial Class	50,118,765	11,054,674	2,561,388	4,515,432	(281,635)	(15,538,327)	42,792,089
VIP Equity-Income Portfolio Initial Class	28,841,595	4,478,061	2,906,808	1,331,460	(323,865)	(7,384,812)	22,704,171
VIP Government Money Market Portfolio Initial Class 0.26%	4,366,252	12,992,568	2,090,638	19,473	--	--	15,268,182
VIP Growth & Income Portfolio Initial Class	32,883,849	5,628,601	3,002,426	1,702,125	(397,728)	(9,212,058)	25,900,238
VIP Growth Portfolio Initial Class	27,910,845	4,238,162	4,224,268	2,465,680	(22,784)	(5,892,457)	22,009,498
VIP High Income Portfolio Initial Class	8,737,751	1,380,835	943,811	67,343	(51,037)	(1,255,376)	7,868,362
VIP Investment Grade Bond Portfolio Initial Class	93,622,240	9,614,263	19,535,658	421,510	(207,071)	129,287	83,623,061
VIP Mid Cap Portfolio Initial Class	8,009,517	1,401,364	621,752	13,206	(63,364)	(2,394,377)	6,331,388
VIP Overseas Portfolio Initial Class	90,517,049	13,744,963	7,201,662	412,786	(705,737)	(18,200,424)	78,154,189
VIP Value Portfolio Initial Class	21,188,462	5,380,611	1,443,111	852,081	(254,868)	(8,194,543)	16,676,551
VIP Value Strategies Portfolio Initial Class	10,382,762	2,858,975	689,442	547,218	(133,628)	(4,245,873)	8,172,794
	435,061,096	77,577,443	58,109,977	12,595,413	(1,328,868)	(74,206,657)	378,993,037

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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